TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Opening balance	$ 251	$ 243	$ 234
Tax positions taken in the current year		0	0
Interest and Exchange rate differences	8	8	9
Closing balance	$ 259	$ 251	$ 243